Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2014, and September 30, 2015 (in thousands):

	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$2,746	$–	$–	$2,746
2013 Warrant liability	520	–	–	520
Deerfield Warrant liability	12,560	–	–	12,560
Embedded Put Option	140	–	–	140

	$15,966	$–	$–	$15,966

	Balance at September 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$7,674	$–	$–	$7,674
Deerfield Warrant liability	32,615	–	–	32,615
Embedded Put Option	808	–	–	808

	$41,097	$–	$–	$41,097

The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2013 and 2014 (in thousands):

	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$1,053,260	$–	$–	$1,053,260
Preferred stock warrant liability	400,000	–	–	400,000
Conversion Feature and Put Option	1,360,000	–	–	1,360,000

	$2,813,260	$–	$–	$2,813,260

	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Underwriter Warrant liability	$2,745,891	$–	$–	$2,745,891
Preferred stock warrant liability	13,080,000	–	–	13,080,000
Embedded Deerfield Put Option	140,000	–	–	140,000

	$15,965,891	$–	$–	$15,965,891

Reconciliation of Beginning and Ending Balances for Derivative and Warrant Liability Measured at Fair Value on Recurring Basis

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows (in thousands):

	Nine Months Ended September 30,
	2014	2015
Balance at beginning of period	$2,812	$15,966
Issuance of Deerfield Warrant	7,610	–
Embedded Put Option	220	–
Conversion of 2013 Convertible Notes	(1,900)	–
Reclassification of 2013 Warrants to equity	–	(1,110)
Exercise of warrants	–	(271)
Adjustment to fair value	4,002	26,512

Balance at end of period	$12,744	$41,097

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows (in thousands):

	2013	2014
Balance at January 1	$2,390,608	$2,813,260
Issuance of 2013 Warrants	410,000	–
Issuance of 2013 Convertible Notes	1,150,000	–
Issuance of Deerfield Convertible Notes and Term Notes	–	7,610,000
Embedded Deerfield Put Option	–	220,000
Conversion of 2013 Convertible Notes	–	(1,900,000)
Adjustment to fair value	(1,137,348)	7,222,631

Balance at December 31	$2,813,260	$15,965,891